Leases - Schedule of Finance Lease Liabilities (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule Of Finance Lease Liabilities Abstract
Equipment lease	$ 184,106	$ 328,833	$ 0
Less: current portion	(184,106)	(328,833)	$ 0
Long term portion	$ 0	$ 0